INVENTORIES (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
INVENTORIES [Abstract]
Raw materials	$ 1,681	$ 2,060
Work in process	284	135
Finished goods	2,250	1,787
Total inventory	$ 4,215	$ 3,982